Deferred Premium Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred premium acquisition costs, beginning balance	$ 1,344.3	$ 1,127.3
Premium acquisition costs deferred	3,629.4	3,271.4
Amortization(1)	(3,424.0)	(3,068.2)
Assets held for sale (note 23)	0.0	(1.7)
Foreign exchange effect and other	(6.0)	15.5
Deferred premium acquisition costs, ending balance	1,543.7	1,344.3
Commissions, net	2,355.0	$ 2,206.8
European Run-off
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Commissions, net	$ 7.7